Note 2 - Material Accounting Policies and Basis of Preparation - Consolidated Subsidiaries (Details)	12 Months Ended
Dec. 31, 2025
Cobalt one pty [member]
Statement Line Items [Line Items]
Ownership	100.00%
Location	Australia
Cobalt Camp Refinery Ltd. [member]
Statement Line Items [Line Items]
Ownership	100.00%
Location	Canada
US Cobalt Inc. (“USCO”) [member]
Statement Line Items [Line Items]
Ownership	100.00%
Location	Canada
The 1086360 BC Ltd. [member]
Statement Line Items [Line Items]
Ownership	100.00%
Location	Canada
Idaho Cobalt Company [member]
Statement Line Items [Line Items]
Ownership	100.00%
Location	United States